Form N-1A Cover	Sep. 12, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Entity Central Index Key	0001112996
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 12, 2024
Prospectus Date	Dec. 15, 2023
Supplement to Prospectus [Text Block]
SUPPLEMENT DATED SEPTEMBER 12, 2024 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Capital Appreciation Fund
(the “Fund”)
Important Notice Regarding Change in Fund Name and Investment Policy
The purpose of this supplement is to provide you notice of changes to the current Prospectuses and Statement of Additional Information (“SAI”) of the above referenced Fund. You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and SAI and retain it for future reference.
At a meeting held on September 9-11, 2024, the Board of Trustees (the “Board”) of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”) approved changes to the name and principal investment strategies of the Fund. In connection with the changes approved by the Board, the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets in investments suggested by the Fund’s name, as set out below. The Fund’s investment objective to seek capital appreciation will not change and the changes discussed herein will not materially impact the way the Fund is managed.
Effective on or about December 20, 2024, the Fund’s Summary and Statutory Prospectuses and SAI will be revised to reflect the following:
1. The Fund will be renamed “Invesco Discovery Large Cap Fund.”